SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of RSU's, ending balance	1,430,000	110,667
Number of RSU's, granted	230,000 [1]	1,545,000
Number of RSU's, Expiry		(6,000)
Number of RSU's, Exercise	(987,500)	(219,667)
Number of RSU's, ending balance	672,500	1,430,000

[1]	On July 12, 2026, the Company issued 230,000 RSU’s to an officer of the Company.